Contingencies and Other Accrued Losses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Schedule Of Commitments And Contingencies [Line Items]
Accrued contingencies			$ 65.1
Payment for contingent liabilities		$ 61.9
Expected payment to resolve issues arising out of investigation and other related costs		1.1
Miscellaneous expenses	$ 1.0	$ 1.7